Rafferty Asset Management, LLC
1301 Avenue of the Americas (6th Avenue), 28th Floor
New York, New York 10019
December 22, 2022
FILED VIA EDGAR
United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549-1004
Re: Direxion Shares ETF Trust (the “Trust”)
File Nos.: 333-150525 and 811-22201
Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Act”), the Trust hereby certifies that the forms of the Prospectuses and Statements of Additional Information for the Direxion Daily CVX Bull 1.5X Shares, Direxion Daily CVX Bear 1X Shares, Direxion Daily COP Bull 1.5X Shares, Direxion Daily COP Bear 1X Shares, Direxion Daily XOM Bull 1.5X Shares, Direxion Daily XOM Bear 1X Shares, Direxion Daily EOG Bull 1.5X Shares, and the Direxion Daily EOG Bear 1X Shares that would have been filed under Rule 497(b) or (c) under the Act would not have differed from the documents each dated December 20, 2022, filed electronically as Post-Effective Amendment No. 384 to the Trust’s Registration Statement on Form N-1A on December 20, 2022.
If you have any questions concerning the foregoing, please contact Angela Brickl of Rafferty Asset Management, LLC at (646) 572-3463, Alyssa Sherman of Rafferty Asset Management, LLC at (646) 572-3633, or Stacy L. Fuller of K&L Gates at (202) 778-9475.
Sincerely,
DIREXION SHARES ETF TRUST
/s/ Alyssa Sherman
Secretary
Rafferty Asset Management, LLC